Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000099688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.93%	8.37%	4.25%
C000099689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.42%	8.83%	4.09%
C000101767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000151995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099688
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	9.66%	4.87%
Without Sales Load [Member] | C000099689
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	8.83%	4.09%
Without Sales Load [Member] | C000101767
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%	9.36%	4.61%
Without Sales Load [Member] | C000151995
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	5.20%
Without Sales Load [Member] | C000099690
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	9.83%	5.03%
Without Sales Load [Member] | C000099691
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%	9.99%	5.20%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	2.36%	2.51%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	9.99%	4.14%